UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21466
HYPERION BROOKFIELD COLLATERALIZED
SECURITIES FUND, INC.
(formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
(Exact name of registrant as specified in charter)
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
(formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: July 31
Date of reporting period: July 31, 2007

Item 1. Reports to Shareholders.

Hyperion
Brookfield
Collateralized
Securities Fund,
Inc.
(formerly Hyperion
Collateralized Securities Fund, Inc.)

Annual Report

July 31, 2007

Item 1. Reports to Shareholders.

Item 1. Reports to Shareholders.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by asset category as of July 31, 2007.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments As Of July 31, 2007*

* As a percentage of total investments.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.			Principal
Portfolio of Investments	Interest		Amount		Value
July 31, 2007	Rate	Maturity	(000s)		(Note 2)

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 3.0%
U.S. Government Agency Collateralized Mortgage Obligations – 1.2%
Federal Home Loan Mortgage Corporation
Series 3210, Class FA (cost $8,211,352)	5.72%	09/15/36	$8,211	@	$8,224,884

U.S. Government Agency Pass-Through Certificates – 1.8%
Federal National Mortgage Association Pool 865301 (cost $12,879,100)	7.04	12/01/35	12,556	@	12,876,659

Total U.S. Government & Agency Obligations
(Cost – $21,090,452)					21,101,543

ASSET-BACKED SECURITIES – 73.6%
Ace Securities Corp.
Series 2006-NC3, Class M1 (a)	5.56†	12/25/36	7,000		6,859,594
Series 2005-WF1, Class M7 (a)	6.45†	05/25/35	4,550		4,061,608

					10,921,202

Aerco Ltd.
Series 2A, Class A3*	5.78†	07/15/25	41,556		35,322,836
Aircraft Finance Trust
Series 1999-1A, Class A1* (a)	5.80†	05/15/24	16,250		10,725,000
Series 1999-1A, Class A2*	5.82†	05/15/24	9,382		9,053,590

					19,778,590

Airplanes Pass Through Trust
Series 1R, Class A8	5.70†	03/15/19	24,963		24,463,891
Ameriquest Finance NIM Trust
Series 2002-N4A, Class Note*	10.33	09/25/32	290		23,222
Apidos CDO
Series 2005-2A, Class B*	6.16†	12/21/18	9,000		8,378,100
Asset Backed Funding Certificates
Series 2004-FF1, Class M4 (a)	7.82†	07/25/33	3,000		2,830,232
Series 2005-WF1, Class M10 (a)	8.57†	01/25/35	2,934		2,740,179
Series 2004-FF1, Class M6 (a)	8.82†	12/25/32	2,200		2,130,719
Series 2004-FF1, Class M7 (a)	8.82†	07/25/32	3,000		2,932,833

					10,633,963

Asset Backed Securities Corp. Home Equity
Series 2007-HE1, Class M1 (a)	5.54†	12/25/36	5,000		4,855,505
Series 2004-HE9, Class M2 (a)	6.52†	12/25/34	1,000		988,069

					5,843,574

Aviation Capital Group Trust
Series 2000-1A, Class A1*	5.80†	11/15/25	8,498		7,053,595

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.			Principal
Portfolio of Investments	Interest		Amount		Value
July 31, 2007	Rate	Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust
Series 2006-4A, Class B2* (a)	6.57†%	12/25/36	$1,631		$1,445,375
Series 2006-4A, Class B3* (a)	7.77†	12/25/36	3,110		2,811,967
Series 2006-2A, Class B3* (a)	8.02†	07/25/36	2,510		2,286,346
Series 2006-1A, Class B3* (a)	8.27†	04/25/36	3,147		2,901,662
Series 2005-3A, Class B3* (a)	8.32†	11/25/35	5,062		4,678,677
Series 2004-3, Class B2* (a)	8.67†	01/25/35	2,077		1,846,507
Series 2005-1A, Class B3* (a)	9.82†	04/25/35	4,266		3,996,588

					19,967,122

Bayview Financial Acquisition Trust
Series 2006-A, Class M1 (a)	5.77†	02/28/41	3,000		2,885,121
Series 2006-A, Class M2 (a)	5.81†	02/28/41	5,000		4,746,355
Series 2005-C, Class B1 (a)	6.52†	06/28/44	1,537		1,270,483
Series 2005-C, Class B2 (a)	6.67†	06/28/44	1,230		937,999
Series 2006-A, Class B1 (a)(d)	6.67†	02/28/41	4,798		4,403,664
Series 2006-A, Class B2 (a)	6.97†	02/28/41	5,459		4,346,292
Series 2005-C, Class B3 (a)	7.12†	06/28/44	3,037		2,089,823

					20,679,737

Centex Home Equity
Series 2005-B, Class M1 (a)	5.72†	03/25/35	6,000		5,888,892
Countrywide Asset-Backed Certificates
Series 2006-22, Class M1 (a)	5.55†	5/25/37	15,200		14,961,634
Series 2006-23, Class M1 (a)	5.57†	5/25/37	16,592		16,269,402
Series 2006-17, Class M7 (a)	6.14†	3/25/47	3,500		2,422,970

					33,654,006

Fieldstone Mortgage Investment Corp.
Series 2005-1, Class M1 (a)	5.78†	03/25/35	5,000		5,000,095
Series 2005-1, Class M8 (a)	6.67†	03/25/35	2,800		2,552,368

					7,552,463

First Franklin Mortgage Loan Asset Backed Certification Trust
Series 2005-FF3, Class M1 (a)	5.72†	04/25/35	15,000	@	14,754,180
Series 2006-FFH1, Class M7 (a)	6.57†	01/25/36	2,500		1,295,277
Series 2005-FFH3, Class M7 (a)	6.82†	09/25/35	6,450		5,160,000
Series 2004-FF5, Class M7 (a)	7.82†	08/25/34	5,000		4,943,325
Series 2004-FF11, Class M8 (a)	7.82†	01/25/35	7,805		7,502,026
Series 2004-FF3, Class B2 (a)	7.58†	05/25/34	1,505		827,854
Series 2005-FF4, Class M9 (a)	8.32†	05/25/35	4,000		3,400,056
Series 2004-FF5, Class M9 (a)	8.32†	08/25/34	2,750		2,470,847
Series 2004-FF11, Class M9 (a)	8.42†	01/25/35	8,555		7,989,754
Series 2004-FF6, Class B3 (a)	8.82†	07/25/34	2,500		2,394,853

					50,738,172

Fremont Home Loan Trust
Series 2005-1, Class B2 (a)	8.19†	06/25/35	3,000		1,650,000
Series 2005-1, Class B3 (a)	8.19†	06/25/35	2,000		996,578

					2,646,578

Green Tree Financial Corp.
Series 1998-8, Class M2 (d)	7.08	09/01/30	8,690		1,658,880
Home Equity Loan Trust
Series 2007-FRE1, Class M5	6.82†	04/25/37	13,646		11,599,100

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.			Principal
Portfolio of Investments	Interest		Amount		Value
July 31, 2007	Rate	Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Corp.
Series 2006-OPT2, Class M6 (a)	5.93†%	01/25/36	$1,666		$1,415,543
JP Morgan Mortgage Acquisition Corp.
Series 2006-CH2, Class MV1 (a)	5.53†	10/25/36	10,000	@	9,607,630
Series 2007-CH4, Class M7 (a)	6.42†	05/25/37	4,500		3,570,264
Series 2007-CH5, Class M7 (a)	7.07†	06/25/37	3,802		3,013,119

					16,191,013

Lehman ABS Manufactured Housing Contract
Series 2002-A, Class A (a)	5.77†	06/15/33	7,095		7,090,965
Series 2002-A, Class M1	6.57†	06/15/33	3,214		3,174,443

					10,265,408

Lehman Brothers Small Balance Commercial
Series 2005-1A, Class M1*	5.67†	02/25/30	2,343		2,332,417
Series 2005-1A, Class B*	6.27†	02/25/30	1,443		1,425,740

					3,758,157

Morgan Stanley ABS Capital I
Series 2007-NC3, Class M1 (a)	5.59†	05/25/37	10,000		9,542,190
Series 2007-NC3, Class M5 (a)	5.87†	05/25/37	2,000		1,400,000
Series 2007-HE5, Class M6 (a)	7.22†	03/25/37	3,500		3,060,235

					14,002,425

Morgan Stanley Home Equity Loans
Series 2005-1, Class M2 (a)	5.79†	12/25/34	5,000		4,954,010
Option One Mortgage Loan Trust
Series 2007-5, Class M4 (a)	6.07†	05/25/37	2,500		2,392,975
Series 2007-5, Class M5 (a)	6.30†	05/25/37	1,000		902,437
Series 2007-6, Class M7 (a)	6.67†	07/25/37	2,000		1,229,527
Series 2007-5, Class M6 (a)	6.72†	05/25/37	1,600		1,448,355
Series 2007-4, Class M6 (a)	6.92†	04/25/37	1,500		1,357,715
Series 2006-1, Class M10* (a)	7.82†	01/25/36	900		593,645
Series 2005-1, Class M9 (a)	8.32†	02/25/35	3,000		1,500,000
Series 2005-2, Class M8 (a)	8.57†	05/25/35	6,000		5,523,108
Series 2005-1, Class M8 (a)	8.57†	02/25/35	2,000		1,913,180
Series 2004-1, Class M7* (a)	8.82†	01/25/34	1,511		830,994

					17,691,936

Park Place Securities Inc
Series 2005-WHQ2, Class M10 (a)	7.82†	05/25/35	4,750		3,325,000
Porter Square CDO
Series 1A, Class C*	9.17†	08/15/38	2,000		1,500,000
Quest Mortgage Securities Trust
Series 2005-X1, Class M7* (a) (d)	7.62†	03/25/35	5,130		4,373,240
Quest Trust
Series 2006-X2, Class M3* (a) (d)	6.02†	08/25/36	3,360		3,220,997
Series 2006-X2, Class M4* (a) (d)	6.22†	08/25/36	4,421		4,152,115
Series 2006-X2, Class M5* (a) (d)	6.27†	08/25/36	3,714		3,269,865
Series 2006-X2, Class M6* (a) (d)	6.32†	08/25/36	2,360		1,930,622
Series 2005-X2, Class M1* (a) (d)	6.82†	12/25/35	5,761		5,325,468

					17,899,067

Renaissance Home Equity Loan Trust
Series 2006-3, Class AF1 (a)	5.92	11/25/36	6,147	@	6,129,397

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.			Principal
Portfolio of Investments	Interest		Amount		Value
July 31, 2007	Rate	Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Residential Asset Mortgage Products, Inc.
Series 2006-RZ1, Class M6 (a)	6.02†%	03/25/36	$4,250		$3,824,787
Sail Net Interest Margin Notes
Series 2004-BNCA, Class B* (d)	6.75	09/27/34	639		13,429
Series 2004-BN2A, Class B* (d)	7.00	12/27/34	294		21,756

					35,185

Securitized Asset Backed Receivables Trust
Series 2005-OP1, Class M1 (a)	5.73†	01/25/35	10,214	@	9,903,065
Series 2005-FR1, Class M1 (a)	5.77†	12/25/34	6,551		6,460,447

					16,363,512

Soundview Home Equity Loan Trust
Series 2006-WF2, Class M1 (a)	5.54†	12/25/36	5,000		4,870,060
Series 2006-3, Class M4 (a)	5.70†	11/25/36	13,002		12,119,398
Series 2006-3, Class M5 (a)	5.72†	11/25/36	877		746,937
Series 2005-DO1, Class M1 (a)	5.74†	05/25/35	3,500		3,452,872
Series 2006-3, Class M6 (a)	5.77†	11/25/36	1,377		1,166,643
Series 2007-OPT1, Class M4 (a)	5.92†	06/25/37	5,000		4,423,900
Series 2006-OPT3, Class M6 (a)	6.32†	06/25/36	6,000		4,411,542
Series 2005-OPT1, Class M7 (a)	6.32†	06/25/35	3,250		3,043,560
Series 2006-OPT2, Class M6 (a)	6.32†	05/25/36	10,000		9,150,430
Series 2006-OPT1, Class M6 (a)	6.42†	03/25/36	3,000		2,467,695
Series 2007-OPT2, Class M7 (a)	6.87†	07/25/37	2,858		2,000,600
Series 2007-OPT1, Class M7 (a)	7.07†	06/25/37	2,500		1,988,260
Series 2005-OPT1, Class M8 (a)	7.07†	06/25/35	7,500		6,762,630
Series 2005-OPT1, Class M9 (a)	7.25†	06/25/35	2,500		2,268,823
Series 2006-OPT3, Class M8 (a)	7.32†	06/25/36	11,000		6,543,713
Series 2005-4, Class M10* (a)	7.82†	03/25/36	1,500		900,000
Series 2005-OPT4, Class M11* (a) (d)	7.82†	12/25/35	3,575		1,787,500
Series 2007-OPT1, Class M9 (a)	7.82†	06/25/37	1,000		550,000
Series 2005-A, Class M11* (a)	8.32†	04/25/35	3,349		2,446,122
Series 2005-DO1, Class M10 (a)	8.57†	05/25/35	1,100		946,013
Series 2005-DO1, Class M11 (a)	8.57†	05/25/35	3,078		2,651,931

					74,698,629

Structured Asset Investment Loan Trust
Series 2005-9, Class M7 (a)	6.57†	11/25/35	7,464		6,157,427
Series 2004-8, Class B1 (a) (d)	7.82†	09/25/34	4,803		4,748,582

					10,906,009

Structured Asset Securities Corp.
Series 2005-S4, Class A (b) (d)	4.50/4.50	08/25/35	2,973		2,582,823
Series 2005-WF1, Class M2 (a)	5.79†	02/25/35	6,100		6,030,869
Series 2006-WF1, Class M7 (a)	6.27†	02/25/36	3,438		2,354,779
Series 2004-GEL3, Class M1 (a)	6.37†	08/25/34	8,534		8,418,612
Series 2004-HF1, Class B* (d)	9.47†	01/25/33	2,160		603,943

					19,991,026

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.			Principal
Portfolio of Investments	Interest		Amount	Value
July 31, 2007	Rate	Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES (continued)
UCFC Home Equity Loan
Series 1998-D, Class BF1	8.97%	04/15/30	$37	$36,481
Vanderbilt Mortgage Finance
Series 1998-A, Class 2B2 (a)	6.32†	08/07/13	493	492,017
Series 1998-D, Class 2B2 (a)	8.07†	07/07/15	1,551	1,550,543

				2,042,560

Wells Fargo Home Equity Trust
Series 2005-2, Class M8 (a)	6.50†	10/25/35	2,576	2,113,523
Series 2005-2, Class M10 (a)	7.82†	10/25/35	8,737	6,561,242

				8,674,765

Total Asset-Backed Securities
(Cost – $569,053,642)				514,882,073

COMMERCIAL MORTGAGE BACKED SECURITIES – 3.4%
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class J*	5.72	06/15/39	2,836	2,353,645
Series 2007-C3, Class K*	5.72	06/15/39	3,250	2,590,602

				4,944,247

GS Mortgage Securities Corporation II
Series 2007-GG10, Class H*	5.99	08/10/45	20,000	15,359,699
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDP11, Class K*	6.01	06/15/49	3,601	3,098,553

Total Commercial Mortgage Backed Securities
(Cost – $26,845,816)				23,402,499

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 27.2%
Subordinated Collateralized Mortgage Obligations – 27.2%
Amoritizing Residential Collateral Trust
Series 2001-BC5, Class M1 (a) (d)	6.15†	08/25/31	1,296	878,562
Countrywide Home Loans
Series 2004-29, Class 1A2 (a)	5.77†	02/25/35	943	944,375
Series 2004-29, Class 1B1 (a)	6.17†	02/25/35	2,725	2,724,608
Series 2005-7, Class IB2 (a)	6.82†	03/25/35	671	605,556
Series 2005-9, Class B1 (a)	7.27†	05/25/35	2,634	2,317,390

				6,591,929

G3 Mortgage Reinsurance Ltd.
Series 1, Class E* (d)	25.32†	05/25/08	2,064	2,149,941
Harborview Mortgage Loan Trust
Series 2005-9, Class 2X*	1.67	06/20/35	447,551	7,762,323
Series 2005-2, Class B1 (a)	5.79†	05/19/35	9,095	9,098,949
Series 2005-1, Class B1 (a)	5.82†	03/19/35	8,784	8,803,129
Series 2004-11, Class B2 (a)	6.47†	01/19/35	12,900	12,546,485
Series 2004-8, Class B4 (a)	6.57†	11/19/34	2,328	1,931,072
Series 2004-10, Class B4 (a)	6.82†	01/19/35	1,501	1,210,114
Series 2005-1, Class B4* (a)	7.07†	03/19/35	7,708	6,895,507
Series 2005-2, Class B4* (a)	7.07†	05/19/35	1,239	996,025

				49,243,604

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.			Principal
Portfolio of Investments	Interest		Amount	Value
July 31, 2007	Rate	Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
JP Morgan Mortgage Trust
Series 2006-A7, Class B4*	5.90%	01/25/37	$998	$913,601
Series 2006-A7, Class B5*	5.90	01/25/37	1,300	1,000,931
Series 2006-A7, Class B6*	5.90	01/25/37	1,304	482,445

				2,396,977

Merrill Lynch Mortgage Investors Trust
Series 2006-AF2, Class BF2*	6.25	10/25/36	566	316,755
Series 2006-AF2, Class BF3*	6.25	10/25/36	460	137,888

				454,643

RESI Finance LP
Series 2005-C, Class B4*	5.97†	09/10/37	5,469	5,496,214
Series 2004-B, Class B3*	6.22†	02/10/36	5,957	6,016,676
Series 2005-D, Class B6*	7.57†	12/15/37	2,026	2,035,688

				13,548,578

Residential Funding Mortgage Security I
Series 2006-S1, B2	5.75	01/25/36	543	312,530
Series 2006-S1, Class B1	5.75	01/25/36	707	541,691
Series 2006-S1, Class B3	5.75	01/25/36	375	93,677

				947,898

Resix Financial Ltd. Credit-Linked Note
Series 2005-B, Class B7*	8.42†	06/10/37	5,659	5,673,584
Series 2005-C, Class B7*	8.42†	09/10/37	4,870	4,882,050
Series 2006-1, Class B7*	8.57†	12/25/37	869	868,850
Series 2004-C, Class B7*	8.82†	09/10/36	3,740	3,795,665
Series 2005-C, Class B8*	9.07†	09/10/37	3,409	3,408,913
Series 2005-B, Class B8*	9.22†	06/10/37	1,690	1,690,157
Series 2004-B, Class B7*	9.32†	02/10/36	1,693	1,718,610
Series 2006-C, Class B9*	9.47†	07/15/38	2,995	2,994,849
Series 2004-A, Class B7*	9.57†	02/10/36	1,634	1,683,058
Series 2005-D, Class B7*	9.57†	12/15/37	2,599	2,605,531
Series 2007-A, Class B10*	10.07†	03/15/37	2,992	2,976,929
Series 2006-1, Class B9*	10.32†	12/25/37	826	825,626
Series 2003-D, Class B7*	11.07†	12/10/35	4,473	4,635,558
Series 2005-D, Class B8*	11.07†	12/15/37	2,422	2,470,195
Series 2003-C, Class B7*	11.32†	09/10/35	4,710	4,886,899
Series 2003-CB1, Class B7*	11.32†	06/10/35	2,797	2,902,342
Series 2006-1, Class B10*	12.57†	12/25/37	413	412,813
Series 2006-C, Class B11*	12.57†	07/15/38	2,496	2,483,229
Series 2007-A, Class B12*	13.32†	02/15/39	1,496	1,495,944
Series 2006-C, Class B12*	14.57†	07/15/38	3,656	3,655,712

				56,066,514

Sequoia Mortgage Trust
Series 2005-3, Class B1 (a)	5.69†	05/20/35	4,776	4,774,641
Series 2004-10, Class B1 (a)	5.82†	11/20/34	2,804	2,808,153
Series 2004-3, Class M1 (a)	5.82†	05/20/34	2,691	2,690,661
Series 2004-9, Class B1 (a)	5.83†	10/20/34	5,094	5,099,760

				15,373,215

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.			Principal
Portfolio of Investments	Interest		Amount		Value
July 31, 2007	Rate	Maturity	(000s)		(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Specialty Underwriting & Residential Finance
Series 2006-BC5, Class M1 (a)	5.56†%	11/25/37	$10,032		$9,644,905
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3	5.55†	05/25/35	968		966,639
Series 2005-7, Class B42	6.62†	03/25/35	827		733,064
Series 2005-7, Class B52	6.62†	03/25/35	590		499,612

					2,199,315

Washington Mutual
Series 2005-AR1, Class B2 (a)	6.27†	01/25/45	4,115		3,981,572
Series 2005-AR2, Class B10* (a)	6.52†	01/25/45	7,783		6,905,012

					10,886,584

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR6, Class 5A1	5.11	03/25/36	8,941	@	8,857,809
Series 2006-AR13, Class B1	5.76	09/25/36	6,869		6,744,987
Series 2006-AR13, Class B5*	5.76	09/25/36	1,159		777,790
Series 2006-AR13, Class B6*	5.76	09/25/36	1,509		362,150
Series 2006-14, Class B4*	6.00	11/25/36	1,665		1,256,483
Series 2006-15, Class B5*	6.00	11/25/36	2,386		1,349,232
Series 2006-15, Class B6*	6.00	11/25/36	2,545		458,137

					19,806,588

Total Subordinated Collateralized Mortgage Obligations
(Cost – $195,331,853)					190,189,253

Total Non-Agency Residential Mortgage Backed Securities
(Cost – $195,331,853)					190,189,253

			Notional
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

INTEREST ONLY SECURITIES – 2.0%
Countrywide Alternative Loan Trust
Series 2005-56, Class 1X	1.16	11/25/35	177,977	5,422,741
Residential Accredit Loans, Inc.
Series 2006-Q01, Class X3	2.32	02/25/46	166,818	8,393,009

Total Interest Only Securities
(Cost – $18,022,455)				13,815,750

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.			Principal
Portfolio of Investments	Interest		Amount	Value
July 31, 2007	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 0.4%
Federal Home Loan Bank Discount Notes (c)	0.00%	08/01/07	$3,000	$3,000,000
United States Treasury Bill#	4.49	09/20/07	25	24,834

Total Short Term Investments
(Cost – $3,024,841)				3,024,834

Total Investments – 109.6%
(Cost – $833,369,059)				766,415,952
Liabilities in Excess of Other Assets – (9.6)%				(67,062,302)

NET ASSETS – 100.0%				$699,353,650

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
*	—	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	—	Variable Rate Security — Interest Rate is in effect as of July 31, 2007.
(a)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c)	—	Zero Coupon Note — Interest rate represents current yield to maturity.
(d)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of July 31, 2007, the total value of all such securities was $41,121,387 or 5.8% of net assets.
#	—	Portion or entire principal amount delivered as collateral for open future contracts (Note 7).
CDO	—	Collateralized Debt Obligation

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statement of Assets and Liabilities
July 31, 2007

Assets:
Investments in securities, at market (cost $833,369,059) (Note 2)	$766,415,952
Cash	635,823
Cash collateral held for margin requirement on swap contracts	4,858,500
Receivable for investments sold	3,953,733
Interest receivable	3,127,742
Principal paydowns receivable	7,839
Net swap premiums paid	9,230,849
Receivable for closed swap contracts	1,344
Prepaid expenses	37,248

Total assets	788,269,030

Liabilities:
Reverse repurchase agreements (Note 5)	66,928,000
Interest payable for reverse repurchase agreements (Note 5)	220,714
Payable for investments purchased	10,000,000
Variation margin payable	57,891
Unrealized depreciation on swap contracts (Note 7)	11,445,292
Investment advisory fee payable (Note 3)	209,569
Administration fee payable (Note 3)	667
Distribution payable	12,512
Accrued expenses	40,735

Total liabilities	88,915,380

Net Assets (equivalent to $9.08 per share based on 77,037,894 shares issued and outstanding)	$699,353,650

Composition of Net Assets:
Capital stock, at par value ($0.01, 200,000,000 shares authorized) (Note 6)	$770,379
Additional paid-in capital	776,705,772
Undistributed net investment income	275,898
Accumulated net realized gain on investments and swap contracts	742,101
Net unrealized depreciation on investments, futures and swap contracts	(79,140,500)

Net assets applicable to capital stock outstanding	$699,353,650

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statement of Operations
For the Year Ended July 31, 2007

Investment Income (Note 2):
Interest	$76,464,717

Expenses:
Investment advisory fee (Note 3)	2,884,336
Administration fee (Note 3)	7,167
Custodian	138,417
Insurance	92,989
Legal	72,590
Directors’ fees	48,391
Transfer agency	47,318
Accounting and tax services	53,280
Reports to shareholders	31,472
Miscellaneous	6,942

Total operating expenses	3,382,902
Interest expense on reverse repurchase agreements (Note 5)	5,040,133

Total expenses	8,423,035
Less expenses waived by the investment advisor (Note 3)	(498,566)

Net expenses	7,924,469

Net investment income	68,540,248

Realized and Unrealized Gain (Loss) on Investments, Futures and Swap Contracts (Note 2):
Net realized gain on:
Investment transactions	3,239,684
Swap contracts	1,074,065

Net realized gain on investments and swap contracts	4,313,749

Net change in unrealized appreciation/depreciation on:
Investments	(74,802,555)
Futures	(742,101)
Swap contracts	(11,445,292)

Net change in unrealized appreciation/depreciation on investments, futures and swap contracts	(86,989,948)

Net realized and unrealized loss on investments, futures and swap contracts	(82,676,199)

Net decrease in net assets resulting from operations	$(14,135,951)

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statements of Changes in Net Assets
	For the Year	For the Year
	Ended	Ended
	July 31, 2007	July 31, 2006

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$68,540,248	$49,143,314
Net realized gain on investments and swap contracts	4,313,749	2,649,988
Net change in unrealized appreciation (depreciation) on investments futures and swap contracts	(86,989,948)	6,626,173

Net increase (decrease) in net assets resulting from operations	(14,135,951)	58,419,475

Dividends to Shareholders (Note 2):
Net investment income	(68,304,187)	(49,666,650)
Net realized gains	(4,335,365)	(1,323,098)

Total Dividends	(72,639,552)	(50,989,748)

Capital Stock Transactions (Note 6):
Net proceeds from sale of shares (5,316,317 and 7,590,597 shares, respectively)	54,000,000	77,500,000
Issued to shareholders in reinvestment of distributions (7,335,479 and 4,894,884 shares, respectively)	72,593,560	49,384,073
Cost of shares redeemed (2,010,872 and 1,146,814 shares)	(20,752,206)	(11,594,296)

Net increase from capital stock transactions	105,841,354	115,289,777

Total increase in net assets	19,065,851	122,719,504
Net Assets:
Beginning of year	680,287,799	557,568,295

End of year	$699,353,650	$680,287,799

Undistributed net investment income	$275,898	$—

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statement of Cash Flows
For the Year Ended July 31, 2007

Increase (Decrease) in Cash:
Cash flows provided by operating activities:
Net decrease in net assets resulting from operations	$(14,135,951)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(309,750,092)
Proceeds from disposition of long-term portfolio investments and principal paydowns	300,749,112
Sales of short-term portfolio investments, net	9,972,762
Increase in interest receivable	(734,140)
Increase in receivable for investments sold and paydowns	(3,961,572)
Decrease in prepaid expenses and other assets	2,250
Decrease in interest payable for reverse repurchase agreements	(245,306)
Increase in payable for investments purchased	7,697,721
Increase in investment advisory fee payable	22,651
Decrease in administration fee payable	(4,833)
Increase in variation margin payable	57,891
Increase in net swap premiums paid	(9,230,849)
Decrease in accrued expenses and other liabilities	(38,818)
Net amortization and paydown gain/loss on investments	(8,625,669)
Unrealized depreciation on investments	74,802,555
Unrealized depreciation on swaps	11,445,292
Net realized gain on investment transactions	(3,239,684)

Net cash provided by operating activities	54,783,320

Cash flows used in financing activities:
Proceeds from shares sold	54,000,000
Payment for shares redeemed	(20,752,206)
Net cash used for reverse repurchase agreements	(83,161,000)
Dividends paid to shareholders, net of reinvestments	(33,480)

Net cash used in financing activities	(49,946,686)

Net increase in cash	4,836,634
Cash at beginning of year	657,689

Cash at end of year	$5,494,323

Supplemental Disclosure of Cash Flow Information:

Noncash financing activities not included herein consist of reinvestment of dividends of $72,593,560.

Interest payments for the year ended July 31, 2007, totaled $5,285,439.

Cash at the end of year includes $4,858,500 held by third parties for margin requirements on swap contracts and futures.

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Financial Highlights
	For the Year/Period Ended July 31,
	2007	2006	2005	2004*

Per Share Operating Performance:
Net asset value, beginning of period	$10.25	$10.13	$9.98	$10.00

Net investment income	0.97	0.77	0.70	0.33	**
Net realized and unrealized gain (loss) on investments, futures and swap contracts	(1.11)	0.15	0.24	(0.12)

Net increase (decrease) in net asset value resulting from operations	(0.14)	0.92	0.94	0.21

Dividends from net investment income	(0.97)	(0.78)	(0.70)	(0.23)
Dividends from net realized gains	(0.06)	(0.02)	(0.09)	0.00	†

Total Dividends	(1.03)	(0.80)	(0.79)	(0.23)

Net asset value, end of period	$9.08	$10.25	$10.13	$9.98

Total Investment Return	(1.85% )	9.43%	9.63%	2.10%	(1)

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000’s)	$699,354	$680,288	$557,568	$425,309
Operating expenses	0.48%	0.47%	0.49%	0.56%	(2)
Interest expense	0.72%	1.42%	0.91%	0.20%	(2)
Total expenses	1.20%	1.89%	1.40%	0.76%	(2)
Total expenses including fee waiver and excluding interest expense	0.41%	0.41%	0.41%	0.41%	(2)
Net investment income	9.74%	7.62%	7.23%	5.65%	(2)
Portfolio turnover rate	38%	40%	59%	14%	(1)

†	Rounds to less than $0.01.

(1)	Not Annualized

(2)	Annualized

*	Commenced operations on December 17, 2003

**	Calculated based on the average shares outstanding during the period.

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2007

1.  The Fund

Hyperion Brookfield Collateralized Securities Fund, Inc. (formerly Hyperion Collateralized Securities Fund, Inc.) (the “Fund”) was incorporated under the laws of the State of Maryland on November 4, 2003, and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Brookfield Asset Management, Inc. (the “Adviser”).

The Fund’s investment objective is to provide high income by predominantly investing in asset backed securities and mortgage backed securities. No assurance can be given that the Fund’s investment objective will be met.

2.  Significant Accounting Policies

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments:  Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount that the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sale transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions and Investment Income:  Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes:  The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders:  Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

Repurchase Agreements:  The Fund may invest in repurchase agreements. A repurchase agreement is an agreement under which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Adviser is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2007

Financial Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap Agreements:  The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. See Note 7 for a summary of all open swap agreements as of July 31, 2007.

3.  Management Agreement and Affiliated Transactions

The Fund entered into a Management Agreement with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Management Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the Management Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The Management Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services which are equal to 0.41% for the Fund’s first five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.

The Adviser has agreed to waive 0.01% of its management fee, based on the Fund’s average weekly net assets per annum, in the first five fiscal years after the Fund has paid $50,000 over and above the 0.40% portion of the management fee. The Adviser will pay the ongoing expenses of the Fund to the extent that such expenses exceed the management fee. During the year ended July 31, 2007, the Adviser earned $2,884,336 in investment advisory fees, of which the Adviser has waived $498,566 of its fee.

Under the Management Agreement, the Adviser will also serve as the administrator of the Fund. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2007

Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee which is included as part of the monthly fee discussed above. The Adviser is responsible for any fees due the Sub-Administrator, except for NQ filing fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, for the year ended July 31, 2007, were $285,616,342 and $301,100,741, respectively.

5.  Borrowings

Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At July 31, 2007, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$7,955,000	Bear Stearns, 5.32%, dated 07/17/07, maturity date 08/21/07	$7,996,145
8,294,000	Bear Stearns, 5.37%, dated 06/27/07, maturity date 08/13/07	8,352,148
9,202,000	Lehman Brothers, Inc., 5.39%, dated 07/17/07, maturity date 08/21/07	9,250,221
6,502,000	Lehman Brothers, Inc., 5.37%, dated 07/17/07, maturity date 08/21/07	6,535,946
13,454,000	Morgan Stanley, 5.44%, dated 07/10/07, maturity date 08/08/07	13,512,958
8,921,000	Morgan Stanley, 5.44%, dated 07/10/07, maturity date 08/08/07	8,960,094
12,600,000	Morgan Stanley, 5.31%, dated 07/05/07, maturity date 08/08/07	12,663,189

$66,928,000

	Maturity Amount, Including Interest Payable	$67,270,701

	Market Value of Assets Sold Under Agreements	$70,055,451

	Weighted Average Interest Rate	5.38%

The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2007, was approximately $92,838,044 at a weighted average interest rate of 5.43%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $168,477,132 as of September 28, 2006 which was 19.70% of total assets.

6.  Capital Stock

There are 200 million shares of $0.01 par value common stock authorized. Of the 77,037,894 shares outstanding at July 31, 2007, the Adviser owned 11,154 shares. On March 29, 2006, the Fund purchased 1,146,814 shares of its common stock to provide liquidity to the Fund’s shareholders. The value of the purchased shares amounted to $11,594,296. On September 1, 2006, the Fund purchased 2,010,872 shares of its common stock to provide liquidity to the Fund’s shareholders since the Fund’s shares are not sold on a secondary market. The value of the purchased shares amounted to $20,752,206.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2007

7.  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the year, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

At July 31, 2007, the following swap agreements were outstanding:

	Expiration		Net Unrealized
Notional Amount	Date	Description	Depreciation

$ 10,000,000	08/25/37	Agreement with Goldman Sachs, dated 07/31/07 to pay monthly the notional amount multiplied by 2.24% and to receive in the event of a writedown, failure to pay principal payment or an interest shortfall on ABX-HE-BBB-07-1.	$(27,733)
10,000,000	05/25/46	Agreement with Lehman Brothers, dated 03/01/07 to receive monthly the notional amount multiplied by 0.44% and to pay in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-A-06-2.	(3,156,477)
10,000,000	03/15/49	Agreement with Lehman Brothers, dated 04/18/07 to pay monthly the notional amount multiplied by 0.87% and to receive in the event of a writedown, failure to pay principal payment or an interest shortfall on CMBX-NA-BBB-2.	1,074,585
15,000,000	08/25/37	Agreement with Lehman Brothers, dated 07/19/07 to receive monthly the notional amount multiplied by 0.15% and to pay in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-AA-07-1.	(2,163,702)
20,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 06/01/07 to receive monthly the notional amount multiplied by 0.64% and to pay in the event of a writedown, failure to pay principal payment or an interest shortfall on ABX-HE-A-07-1.	(8,570,843)
10,000,000	05/25/46	Agreement with Royal Bank of Scotland, dated 06/27/07 to receive monthly the notional amount multiplied by 1.33% and to pay in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-BBB-06-2.	(2,396,180)
10,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 06/27/07 to pay monthly the notional amount multiplied by 3.89% and to receive in the event of a writedown, failure to pay principal payment or an interest shortfall on ABX-HE-BBB-07-1.	1,711,939
10,000,000	07/25/45	Agreement with Royal Bank of Scotland, dated 06/27/07 to pay monthly the notional amount multiplied by 1.54% and to receive in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-BBB-06-1.	2,169,616
10,000,000	05/25/46	Agreement with Royal Bank of Scotland, dated 06/27/07 to pay monthly the notional amount multiplied by 2.42% and to receive in the event of a writedown, failure to pay principal payment or an interest shortfall on ABX-HE-BBB-06-1.	2,007,771

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2007

	Expiration		Net Unrealized
Notional Amount	Date	Description	Depreciation

10,000,000	07/25/45	Agreement with Royal Bank of Scotland, dated 06/27/07 to receive monthly the notional amount multiplied by 2.67% and to pay in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-BBB-06-1.	(2,094,268)

			$(11,445,292)

At July 31, 2007, the Fund had the following short futures contracts outstanding:

				Value at
			Cost at	July 31,	Unrealized
Notional Amount	Type	Expiration Date	Trade Date	2007	Depreciation

$28,500,000	10 Yr. U.S. Treasury	September 2007	$29,873,133	$30,615,234	$(742,101)

8.  Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ending July 31, 2007 and 2006 was as follows:

Distributions paid from:	2007	2006

Ordinary income	$69,463,014	$49,143,314
Long-term capital gain	3,176,538	1,846,434

	$72,639,552	$50,989,748

At July 31, 2007, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Undistributed ordinary income	$240,960
Unrealized depreciation	$(78,363,461)

The differences between undistributed ordinary income and unrealized depreciation on a tax basis and undistributed net investment income, accumulated net realized gain and unrealized depreciation as reported in the Statement of Assets and Liabilities is due to temporary book/tax differences related to swap income/expense and the mark to market of unrealized losses on futures for tax purposes.

Federal Income Tax Basis:  The federal income tax basis of the Fund’s investments at July 31, 2007 was $833,369,059. Net unrealized depreciation on investments, excluding swaps and futures was $(66,953,107) (gross appreciation — $2,704,447; gross unrealized depreciation — $(69,657,554)).

Capital Account Reclassifications:  At July 31, 2007, the Fund’s undistributed net investment income was increased by $39,837 with an offsetting decrease in accumulated net realized gains. These adjustments were primarily the result of reclassifications due to permanent book/tax differences related to periodic swap receipts and payments and reclassification of income distributions from realized gains distributions in order to present undistributed net investment income and realized gains on a tax basis

9.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority. Tax

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2007

benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. As of July 31, 2007 the Fund has not completed its evaluation of the impact on its financial statements, if any, that will result from adopting Fin 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statements on Financial Accounting Standards (SFAS) No. 157, “Fair Value measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Fund has not completed its evaluation of the impact of the adoption of SFAS No. 157 and the impact on the amounts reported in the financial statements.

11.  Subsequent Event

Dividend:  The Fund’s Board of Directors declared the following dividend:

Dividend	Record	Payable
Per Share	Date	Date

$.12	9/28/07	10/1/07

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Report of Independent Registered Public Accounting Firm
July 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of the
Hyperion Brookfield Collateralized Securities Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Hyperion Brookfield Collateralized Securities Fund, Inc. as of July 31, 2007, and the related statements of operations and cash flows for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year and period in the two-year period ended July 31, 2005 have been audited by other auditors, whose reports dated September 15, 2005 and September 15, 2004 expressed unqualified opinions on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hyperion Brookfield Collateralized Securities Fund, Inc. as of July 31, 2007, the results of its operations and its cash flows for the year then ended and the changes in its net assets and its financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
September 17, 2007

TAX INFORMATION (Unaudited)

The Fund is required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund’s fiscal year end (July 31, 2007) as to the federal tax status of certain distributions received by shareholders during such fiscal year. The Fund hereby designates $3,176,538 of distributions paid to shareholders during the fiscal year as long term capital gain dividends.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC
Board Considerations Relating to the Investment Advisory Agreement (Unaudited)
For the Year Ended July 31, 2007

At a meeting held on March 20, 2007, the Board, including a majority of the Disinterested Directors, approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Hyperion Brookfield Asset Management, Inc. (the “Advisor”) and the Fund. In approving the Advisory Agreement, the Board, including a majority of the Disinterested Directors, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. The Board of Directors considered a wide range of information, including information of the type they regularly consider when determining to continue the Fund’s advisory agreement. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES.  The Board considered the level and depth of knowledge of the Advisor. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s management through board meetings, conversations and reports. The Board noted that the Advisor is responsible for managing the Fund’s investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Advisor and its affiliates are satisfactory. The Board’s conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by the Advisor: 1) comparing the performance of the Fund with a peer group, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Advisor’s and the Fund’s code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Advisor as an investment advisor and the experience of the team of portfolio managers that manage the Fund, and its current experience in acting as an investment adviser to other investment funds and institutional clients.

INVESTMENT PERFORMANCE.  The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given to information comparing the Fund’s performance with the 1-month LIBOR rate for the 1 year and year-to-date periods as of January 31, 2007, as well as since the Fund’s inception. The Board noted that the Fund had exceeded the LIBOR rate for all periods, and the Board concluded that the Fund’s performance was satisfactory.

PROFITABILITY.  The Board also considered the level of profits expected to be realized by the Advisor and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Advisor for its management of the Hyperion fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. The Board further noted that the methodology followed in allocating costs to the Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board concluded that the expected profitability to the Advisor from the Fund was reasonable.

MANAGEMENT FEE AND TOTAL EXPENSES.  The Board also placed significant emphasis on the review of Fund expenses. The Board compared the advisory fees and total expense ratio of the Fund with various comparative data that it had been provided with. The Board noted that the fees and expenses payable by the Fund were below the median of those payable by other client accounts managed by the Advisor and concluded that the Fund’s management fee and total expenses were reasonable.

ECONOMIES OF SCALE.  The Board considered the potential economies of scale that may be realized if the assets of the Fund grow. The Board noted that shareholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over the fixed expenses of the Fund, but noted that, as a closed-end fund, the Fund was unlikely to grow significantly.

In considering the approval of the Advisory Agreement, the Board, including the Disinterested Directors, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Disinterested Directors, concluded that the Advisor has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreement; performance of the Fund is satisfactory in relation to the performance of funds with similar investment objectives; and the proposed Advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Advisor.

After carefully reviewing all of these factors, the Board, including the Disinterested Directors, unanimously approved the continuation of the Advisory Agreement.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Brookfield Collateralized Securities Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s)	Portfolios in Fund
Name, Address	Office and Length of	During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 71	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since June 2004	Director of several investment companies advised by the Advisor or by its affiliates (1998-Present); President, of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-Present).	4

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 64	Director, Member of the Audit Committee. Member of Nominating and Compensation Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director, and/or Lead Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Celgene Corporation (“CELG”) (April 2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); Director of Apex Silver Corp. (“SIL”) (2007-Present); General Partner of Resource Capital Fund II & III CIP L.P. (1998-2006); Co-founder, Baringo Capital LLC (2002-Present); Director, Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-Present); Trustee of Excelsior Funds (1994-Present).	4

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 76	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since November 2003	Director of other investment company advised by the Advisor or by its affiliates (1999-Present); Director of Crystal River Capital, Inc. (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank (2002-Present); Director of Midtown Alliance (1988-Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991-2005); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); Trustee of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Bank, NA. (1996-Present).	2

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Brookfield Collateralized Securities Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s)	Portfolios in Fund
Name, Address	Office and Length of	During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 54	Director and Chairman of the Board Elected since November 2003	Managing Partner of Brookfield Asset Management, Inc. (2006-Present); Chairman (2005-Present); Chief Executive Officer (1998-2007); President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President, Chief Executive Officer and Director of Crystal River Capital, Inc., (“CRZ”) (2005-Present); President and Director of several investment companies advised by the Advisor or by its affiliates (1995-Present); and Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 60	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected Since November 2006	Director of several investment companies advised by the Advisor or its affiliates (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-2007); Managing Partner of Federal City Capital Advisors (1997-Present).	4
Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 61	Director, Chairman of the Audit Committee, Member of Nominating and Compensation Committee Elected Since November 2006	Director of several investment companies advised by the Advisor or by its affiliates (2005-Present); Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (“JTX”) (2004-Present); Director of Professional Services Insurance Company Limited (2002-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977-2002).	4

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 54	President	Elected Annually Since November 2003	Please see “Information Concerning Directors and Officers”

John J. Feeney, Jr.* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 48	Vice-President	Elected Annually Since July 2007**	Director (2002-Present), Chief Executive Officer (February 2007-Present), President (2006-Present) and Director of Marketing (1997-2006) of the Advisor; Vice President of several investment companies advised by the Advisor or by its affiliates (July 2007-Present); Executive Vice President and Secretary of Crystal River Capital, Inc. (“CRZ”) (2005-2007).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 48	Treasurer	Elected Annually Since November 2003	Managing Director, Chief Operating Officer and Chief Financial Officer (January 2007-Present) of Brookfield Operations and Management Services, LLC; Managing Director, Chief Operating Officer (1998-2006) and Chief Financial Officer (2000-2006) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1996-2006).

Jonathan C. Tyras* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 38	Secretary	Elected Annually Since November 2006	Director, General Counsel and Secretary (October 2006-Present) of the Advisor; Assistant Secretary (November 2006-January 2007); Vice President, General Counsel and Secretary (February 2007-Present) of Crystal River Capital, Inc.; Secretary of several investment companies advised by the Advisor (November 2006-Present); Attorney at Paul, Hastings, Janofsky & Walker LLP (1998-October 2006).

Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 35	Chief Compliance Officer (“CCO”)	Elected Annually Since August 2006	Director, CCO (August 2006-Present), Compliance Officer (July 2005-August 2006) and Assistant General Counsel (July 2006-Present) of the Advisor; CCO of several investment companies advised by the Advisor (August 2006-Present); Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney at the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

**	John H. Dolan served as the Vice President of the Fund until July 2007.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

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HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Additional Information

Quarterly Portfolio Schedule:  The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperionbrookfield.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

Clifford E. Lai
President, Director and Chairman of the Board

Robert F. Birch*
Director

Rodman L. Drake*
Director

Harald R. Hansen*
Director

Stuart A. McFarland*
Director

Louis P. Salvatore*
Director

John J. Feeney, Jr.
Vice President

Thomas F. Doodian
Treasurer

Jonathan C. Tyras
Secretary

Josielyne K. Pacifico
Chief Compliance Officer

* Audit Committee Members

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

Hyperion Brookfield Asset Management Inc.
Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010

Item 2. Code of Ethics.
     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the “Code”). The Code was amended during the period covered by this report to clarify certain provisions with respect to: the information required to be reported by the access persons in the quarterly, and initial and annual holdings reports; requiring access persons to comply with the Code and report any known violations; the Registrant’s recordkeeping requirement; and the distribution and acknowledgment requirement for all access persons covered by the Code. There were no waivers from the Code during the period covered by this report. A copy of the Registrant’s Code will be provided upon request to any person without charge by contacting Josielyne Pacifico at 1-800-HYPERION or by writing to Ms. Pacifico at Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010.
Item 3. Audit Committee Financial Expert.
     The Registrant’s Board of Directors has determined that one member serving on the Registrant’s audit committee is an audit committee financial expert. His name is Rodman L. Drake. Mr. Drake is independent.
Item 4. Principal Accountant Fees and Services.
     Audit Fees
     For the fiscal years ended July 31, 2007 and July 31, 2006, Briggs Bunting & Dougherty, LLP (“BBD”) billed the Registrant aggregate fees of $40,000 in each year for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.
     Tax Fees
     In the fiscal year ended July 31, 2007, BBD billed the Registrant aggregate fees of $7,000 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
     In the fiscal year ended July 31, 2006, Holtz Rubenstein Reminick LLP and Schwartz & Hofflich, LLP (“S&H”) billed the Registrant aggregate fees of $6,280 and $1,440, respectively, for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
     Non-Audit Fees
     In the fiscal year ended July 31, 2007, the Adviser did not incur any non-audit expenses.
     In the fiscal year ended July 31, 2006, S&H billed the Adviser aggregate fees of $300.00.

2

Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
     Please see Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
POLICIES AND PROCEDURES FOR VOTING PROXIES
Purpose. The purpose of this document is to describe the policies and procedures for voting proxies received from issuers whose securities are held by the Fund. These policies and procedures are to be implemented by the investment adviser or sub-adviser, if any, (the “Adviser”) to the Fund.
Definition of Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter
Policy for Voting Proxies.
Fiduciary Considerations. Proxies are voted solely in the interests of the shareholders of the Fund. Any conflict of interest must be resolved in the way that will most benefit the shareholders.
Management Recommendations. Because the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should normally be given substantial weight.
The vote with respect to most routine issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Fund’s shareholders.
     4. Conflicts of Interest. The Fund recognizes that under certain circumstances its Adviser may have a conflict of interest in voting proxies on behalf of the Fund. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager (see below). The Adviser shall not vote proxies relating to such issuers on behalf of its client accounts until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Board of Directors. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Board of Directors and the Adviser shall follow the instructions of the Board of Directors. The proxy manager shall keep a record of all materiality decisions and report them to the Board of Directors on a quarterly basis.
     5. Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.
Non-routine Proposals.
Guidelines on Anti-takeover Issues. Because anti-takeover proposals generally reduce shareholders’ rights, the vote with respect to these proposals should generally be “against.” During review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast.
Guidelines on Social and Political Issues. Social and political issues should be reviewed on a case by case basis. Votes should generally be cast with management on social or political issues, subject to review by the proxy manager.
Proxy Manager Approval. Votes on non-routine matters (including the matters in paragraph 6 and mergers, stock option and other compensation plans) and votes against a management’s recommendations are subject to approval by the proxy manager. The chief investment officer or his delegatee shall be the proxy manager.
Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these policies and procedures.
Report to the Board. On a quarterly basis, the proxy manager or his designee will report in writing to the Board of Directors on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management’s recommendations.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Portfolio Manager
As of October 5, 2007, Michelle Russell-Dowe is responsible for the day to day management of the Fund’s portfolio. Ms. Russell-Dowe is a Managing Director of the Adviser and a Senior Portfolio Manager with over 13 years of industry experience. She joined the Adviser in 1999, and as head of the RMBS and ABS investment team, Ms. Russell-Dowe is responsible for the Adviser’s RMBS and ABS exposures and the establishment of RMBS and ABS portfolio objectives and strategies. Prior to joining the Adviser, she was a Vice-President in the RMBS Group at Duff & Phelps Credit Rating Company, and was responsible for the rating and analysis of RMBS transactions.
Management of Other Accounts

The portfolio manager listed below manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The table below shows the number of other accounts managed by Ms. Russell-Dowe and the total assets in each of the following categories: (a) registered investment companies; (b) other pooled investment vehicles; and (c) other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

				# of Accounts	Total Assets with
		Total # of		Managed with	Advisory Fee
Name of		Accounts		Advisory Fee	Based on
Portfolio	Type of	Managed as of		Based on	Performance
Manager	Accounts	July 31, 2007	Total Assets	Performance	($million)
	Registered Investment Company	2	$387 million	None	None

Michelle Russell-Dowe	Other Pooled Investment Vehicles	0	$0	None	None

	Other Accounts	12	$4.74 billion	1	$1.32 billion
Share Ownership
The following table indicates the dollar range of securities of the Fund owned by the Fund’s portfolio manager as of July 31, 2007.

Dollar Range of Securities Owned

Michelle Russell-Dowe	$1 — $10,000
Portfolio Manager Material Conflict of Interest
Potential conflicts of interest may arise when a fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager of the Fund.
These potential conflicts include:
Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.
The Adviser and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is, however, no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may appear.
Portfolio Manager Compensation
The Fund’s portfolio manager is compensated by the Adviser. The compensation structure of the Adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) if applicable, long-term stock-based compensation consisting generally of restricted stock units of the Adviser’s indirect parent company, Brookfield Asset Management, Inc. The portfolio managers also receive certain retirement, insurance and other benefits that are broadly available to all of the Adviser’s employees. Compensation of the portfolio managers is reviewed on an annual basis.
The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities, the total return performance of funds and accounts managed by the portfolio manager on an absolute basis and versus appropriate peer groups of similar size and strategy, as well as the management skills displayed in managing their subordinates and the teamwork displayed in working with other members of the firm. Since the portfolio managers are responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis almost equally weighted between performance, management and teamwork. Base compensation for the Adviser’s portfolio managers varies in line with the portfolio manager’s seniority and position. The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the Adviser and supervising various departments) will include consideration of the scope of such responsibilities and the portfolio manager’s performance in meeting them. The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser. While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in the portfolio manager’s performance and other factors as described herein.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     None.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC. (formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer

Date:	October 5, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer

Date:	October 5, 2007

By:	/s/ Thomas F. Doodian

Thomas F. Doodian
Treasurer and Principal Financial Officer

Date:	October 5, 2007